787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

October 11, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Sanford C. Bernstein Fund, Inc.
Securities Act File No. 33-21844
Investment Company Act File No. 811-05555

Ladies and Gentlemen:

On behalf of Sanford C. Bernstein Fund, Inc. (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated October 4, 2016, to the Prospectus, dated January 15, 2016, for the AB Intermediate California Municipal Portfolio (the “Portfolio”), a series of the Registrant. The purpose of the filing is to submit the 497(e) filing dated October 4, 2016 in XBRL for the Portfolio.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8992.

Very truly yours,

/s/ Jessica A. Herlihy
Jessica A. Herlihy

Enclosures

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh